SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
SEGMENT INFORMATION
7.	SEGMENT INFORMATION

Operating segments are defined as components of an entity within the Company about which discrete financial information is available for regular evaluation by the chief operating decision maker, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the executive team.

The executive team regularly reviews revenue analysis and the Company’s consolidated results for the periods presented for the purposes of resource allocation and performance assessment. As no other discrete financial information is available for the assessment of different business activities, no segment information is presented other than entity-wide disclosures.

Based on the financial information presented to and reviewed by the chief operating decision maker in deciding how to allocate the resources and in assessing the performance of the Company, the Company has determined that it has one operating segment which is the development and operation of solar parks and related business activities.

Geographical information

The Company’s operations are located in the respective countries of domicile of the Company’s subsidiaries. The operations of the Company include the Republic of Bulgaria (“Bulgaria”), Canada, Chile, Czech, the Hellenic Republic (“Greece”), Japan, P.R.China, Spain, Uruguay, and USA during the periods presented. Revenues in Uruguay operations comes from January 1, 2019 to January 23, 2019, due to the lost control of subsidiaries in Uruguay.

Information about the Company’s revenue is presented based on the location of the operations. Information about the Company’s non-current assets is presented based on the geographical location of the assets.

	Revenue for the year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Bulgaria	966	912	931
Canada	382	361	167
Czech	3,548	4,103	3,936
Greece	1,650	1,613	1,214
Japan	37,887	41,140	36,086
PRC	—	29	168
Spain	421	329	—
USA	6,681	4,914	5,612
Uruguay	5,198	11,268	834
	56,733	64,669	48,948

The Company’s revenue disaggregated by pattern of revenue recognition and primary geographical markets is as follows:

	Revenue for the year ended December 31, 2019
	EPC services solar energy system sales (Note a)	Sales of solar modules	Electricity sales income	O&M services	Total
	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
Bulgaria	—	—	—	931	931
Canada	—	—	136	31	167
Czech	—	—	3,936	—	3,936
Greece	—	—	—	1,214	1,214
Japan	—	686	34,563	837	36,086
PRC	—	—	168	—	168
USA	—	—	5,485	127	5,612
Uruguay	—	—	834	—	834
	—	686	45,122	3,140	48,948

	Revenue for the year ended December 31, 2018
	EPC services solar energy system sales (Note a)	Sales of solar modules	Electricity sales income	O&M services	Total
	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
Bulgaria	—	—	—	912	912
Canada	177	1	143	40	361
Czech	—	—	4,103	—	4,103
Greece	—	—	—	1,613	1,613
Japan	—	—	40,925	215	41,140
PRC	—	—	29	—	29
Spain	—	—	329	—	329
USA	21	—	4,822	71	4,914
Uruguay	—	—	11,087	181	11,268
	198	1	61,438	3,032	64,669

	Revenue for the year ended December 31, 2017
	EPC services solar energy system sales (Note a)	Sales of solar modules	Electricity Sales income	O&M services	Total
	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
Bulgaria	—	—	—	966	966
Canada	256	—	126	—	382
Czech	—	—	3,548	—	3,548
Greece	—	—	146	1,504	1,650
Japan	—	—	37,670	217	37,887
Spain	—	—	421	—	421
USA	29	—	6,647	5	6,681
Uruguay	—	—	5,056	142	5,198
	285	—	53,614	2,834	56,733

(a)	The EPC services solar energy system sales were provided in Canada and USA in 2017 and 2018. During 2019, no such services were provided.

	Non-current assets
	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Bulgaria	79	179
Canada	1,707	1,786
Chile	5,545	6,717
Czech	13,791	12,573
Greece	94	—
Japan	180,794	258,086
PRC	1,134	2,516
Spain	545	15
USA	42,563	32,876
Uruguay (Note a)	110,628	—
	356,880	314,748

(a)	Uruguay assets are regarded as disposed on January 24, 2019, due to the loss of control based on Hudson dispute (Note 32).

Non-current assets excluded deferred tax assets, financial instruments, investments accounted for using the equity method and amounts due from related parties.

Information about major customers

Revenue from customers during the periods presented contributing over 10% of the total sales of the Company for each of the respective reporting periods are as follows:

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Customer A	13,056	14,079	12,060
Customer B	11,684	11,774	9,194
Customer C	9,912	10,996	8,689
Customer D	*	10,269	*

*	The corresponding revenue does not contribute over 10% of the total revenue of the Company in the respective periods.